Revenue (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	May 31, 2021	Sep. 30, 2021	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		€ 872	€ 1,115
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		19,209	19,209
Revenue		161
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		17,272	17,272
Eli Lilly and Company | Up-front payments | Prepayments and other receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		17,272	17,272
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		€ 2,098	€ 2,098
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate	8.00%		8.00%